RELATED PARTY TRANSACTIONS (Due to Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Related Party Transaction [Line Items]
Interest-free loans	$ 5,848		$ 4,902
Showself [Member]
Related Party Transaction [Line Items]
Account payables		[1]	54	[1]
Hissage [Member]
Related Party Transaction [Line Items]
Accrued expenses	96
Interest-free loans	4,703		3,940
Zhijian [Member]
Related Party Transaction [Line Items]
Cash consideration	817
Xingyun [Member]
Related Party Transaction [Line Items]
Deposit	$ 6,537	[2]		[2]

[1]	The Group promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue before the acquisition date, sequentially eliminated upon consolidation.
[2]	In 2013 and 2014, the Group recognized commission revenue and enterprise product revenue from Wangnuo Xingyun. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2013 and 2014. As of December 31, 2014, the Group received US$6,537 deposit from Wangnuo Xingyun for the purpose of purchasing enterprise products.